REVENUE (Tables)	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three and nine months ended September 30, 2019 and 2018:

	Three Months Ended September 30,
	2019	2018
	(in millions)
Agriculture	$2,446	$2,636
Construction	664	726
Commercial and Specialty Vehicles	2,331	2,404
Powertrain	940	972
Eliminations and Other	(489)	(493)
Total Industrial Activities	$5,892	$6,245
Financial Services	487	469
Eliminations and Other	(19)	(28)
Total Revenues	$6,360	$6,686

	Nine Months Ended September 30,
	2019	2018
	(in millions)
Agriculture	$8,031	$8,527
Construction	2,061	2,207
Commercial and Specialty Vehicles	7,443	7,788
Powertrain	3,109	3,376
Eliminations and Other	(1,678)	(1,774)
Total Industrial Activities	$18,966	$20,124
Financial Services	1,480	1,469
Eliminations and Other	(62)	(89)
Total Revenues	$20,384	$21,504

The following table disaggregates revenues by major source for the three and nine months ended September 30, 2019 and 2018:

	Three Months Ended September 30,
	2019	2018
	(in millions)
Revenues from:
Sales of goods	$5,603	$6,018
Rendering of services and other revenues	196	112
Rents on assets sold with a buy-back commitment	93	115
Revenues from sales of goods and services	5,892	6,245
Finance and interest income	290	261
Rents and other income on operating lease	178	180
Finance, interest and other income	468	441
Total Revenues	$6,360	$6,686

	Nine Months Ended September 30,
	2019	2018
	(in millions)
Revenues from:
Sales of goods	$18,168	$19,467
Rendering of services and other revenues	500	297
Rents on assets sold with a buy-back commitment	298	360
Revenues from sales of goods and services	18,966	20,124
Finance and interest income	869	835
Rents and other income on operating lease	549	545
Finance, interest and other income	1,418	1,380
Total Revenues	$20,384	$21,504